INCOME TAX - Summary of significant components of the Company's deferred tax assets (liability) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets (liability)
Organizational costs/Startup expenses	$ 475,133	$ 287,868
Total deferred tax assets (liability)	475,133	287,868
Valuation allowance	(475,133)	(287,868)
Deferred tax assets (liability), net of allowance	$ 0	$ 0